GS MORTGAGE-BACKED SECURITIES TRUST 2026 ABS-15G

Exhibit 99.1

KPMG LLP 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel +44 (0) 113 231 3000 Fax +44 (0) 113 231 3200 helena.lyons@kpmg.co.uk Mobile +44 (0) 7825 245 259

Private & confidential
The Directors	Your ref	Penryn
GSMBS 2026-IRL1 DAC
3rd Floor, Waterloo Exchange	Our ref	HL/GP/UK010450
Waterloo Road,
Dublin 4,	Contact	Helena Lyons
D04 E5W7		+44 (0) 7825 245 259
Ireland

Penryn Funding 2024 DAC
1-2 Haddington Square,
Haddington Road,
Dublin 4,
D04 XN32
Ireland

Goldman Sachs International
Plumtree Court,
25 Shoe Lane,
London, EC4A 4AU
United Kingdom

23 April 2026

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 8 January 2026 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of Irish mortgage loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of GSMBS 2026-IRL1 DAC (the “Issuer”), Penryn Funding 2024 DAC (the “Seller”) and Goldman Sachs International (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited
by guarantee.	Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL For full details of our professional regulation please refer to ‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Seller is responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

HL/GP/UK010450	2

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “Project Phoenix Datatape 31OCT2025.xlsx” containing details relating to a portfolio of Irish mortgage loans as at 31 October 2025 (the “Portfolio Date”) (the “Extraction File”) proposed to be the subject of a securitisation (the “Portfolio”). A sample of 426 items was drawn at random from the Portfolio (the “Sample”). The number of items in the Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The procedures were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Seller or the relevant mortgage portfolio servicer. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the mortgaged properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

The findings from the agreed-upon procedures are set out in Appendix B.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B: on the basis of the number of differences between the Extraction File and the Sources identified in the Sample (as reported on the ‘Differences’ lines of Appendix B) and the number of missing sources relating to the Sample (as reported on the ‘Missing Sources’ line of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B.

HL/GP/UK010450	3

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

Details of the differences and missing documentation found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

HL/GP/UK010450	4

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached:

Appendix A	Scope of the Services
Appendix B	Findings
Appendix C	Details of Findings

HL/GP/UK010450	5

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Seller will provide a data file to us containing details of Irish mortgage loans proposed to be the subject of a securitisation (the “Portfolio”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”). We will draw a sample of items at random from the Extraction File (the “Sample”) and will notify the items selected to the Seller. The number of items in the Sample will be determined on the basis described under “Sampling” below.

The Seller or the relevant mortgage portfolio servicer will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Portfolio using the following parameters:

Expected deviation rate: 0%

Tolerable deviation rate: 1%

Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

HL/GP/UK010450	6

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

As instructed by the Data AUP Letter Recipients, we should test a single property linked to each loan within the Sample. Where an item in the Sample is linked to multiple properties, we should select the property with the highest market value for testing. Where an item in the Sample is classified as a ‘warehouse’ account, the Data AUP Letter Recipients have instructed us to perform the procedures for the linked ‘main’ account only.

No.	Data attribute in the Extraction File	Level	Procedure	Source/Recalculation	Tolerance
1	Originator	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, for the purposes of this procedure, where the Extraction File states an Originator of ‘Ulster Bank’ and the source states one of following originating entities:

-       First Active plc

-       Mortgages Direct Limited

-       First National Building Society

or ‘KBC Bank’ for the following originating entities:

-       IIB Homeloans Limited

-       Irish Life Homeloans Ltd

or ‘Bank of Scotland’ for the following originating entity:

-       Halifax

or ‘Bank of Ireland’ for the following originating entities:

-       Bank of Scotland

-       ICS Building Society

This has not been marked as a difference.

				Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	None

HL/GP/UK010450	7

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

2a	Borrower Name	Borrower	For each item in the Sample check if the data attribute per the IT System matches the source.	Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	Differences attributable to spelling mistakes or contractions are to be treated as matching the source
2b		Borrower

For each item in the Sample check if the data attribute per the IT System matches the source.

As instructed by the Data AUP Letter Recipients, where a loan has multiple borrowers in the IT System, check that at least one borrower name per the IT System matches the source.

				Land Registry / Registry of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Differences attributable to spelling mistakes or contractions are to be treated as matching the source
3a	Property Address	Collateral	For each item in the Sample check if the data attribute per the IT System matches the source.	Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	Differences attributable to spelling mistakes or contractions (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

HL/GP/UK010450	8

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

3b		Collateral

For each item in the Sample check if the data attribute per the IT System matches the source.

As instructed by the Data AUP Letter Recipients, where the source is incomplete, use Land Direct website to search the property address per the IT System and cross-check the Folio number observed back to the source.

As instructed by the Data AUP Letter Recipients, where the property address is incomplete in either the source or the IT System, but the Townland and/or Barony and/or County and the borrower name and first legal charge have been confirmed then this has not been marked as a difference.

				Land Registry / Registry of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Differences attributable to spelling mistakes or contractions (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source
4	Regulatory Code	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None
5a	Origination Date	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None
5b		Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	+/- 180 days
6a	Origination Balance	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None
6b		Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, the Origination Balance for any item in the Sample originated prior to 09/02/2002 in Irish Pound has been converted at a set exchange rate of 1.26974

				Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	+/- 1.00 EUR

HL/GP/UK010450	9

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

7	Maturity Date	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	+/- 30 days
8	Current Balance	Loan

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the IT System.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, check the data attribute to Data to IT System Extracts entitled ‘New Reconciliation - 20251031.xlsx’ or ‘New Reconciliation - 20251031 (Part 2).xlsx’ provided by the mortgage servicer.

As instructed by the Data AUP Letter Recipients, for Pepper - Commercial loans, check the data attribute to IT System Extracts entitled ‘Penryn (Bardello ARM) - Daily Portfolio Report - 31OCT2025.xlsx’ or ‘Penryn (Omni ARM) - Reconciliation - 31OCT2025.xlsx’ or ‘Penryn (Tara ARM) - Reconciliation - 31OCT2025.xlsx’ provided by the mortgage servicer.

				IT System / IT System Extracts (See Procedure wording)	None

HL/GP/UK010450	10

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

9	Current Arrears Balance	Loan

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the IT System.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, check the data attribute to IT System Extracts entitled ‘New Reconciliation - 20251031.xlsx’ or ‘New Reconciliation - 20251031 (Part 2).xlsx’ provided by the mortgage servicer.

As instructed by the Data AUP Letter Recipients, for Pepper - Commercial loans, check the data attribute to IT System Extracts entitled ‘Penryn (Bardello ARM) - Daily Portfolio Report - 31OCT2025.xlsx’ or ‘Penryn (Omni ARM) - Reconciliation - 31OCT2025.xlsx’ or ‘Penryn (Tara ARM) - Reconciliation - 31OCT2025.xlsx’ provided by the mortgage servicer.

			IT System / IT System Extracts (See Procedure wording)	None
10	Current Interest Rate Type	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, the following results should not be marked as a difference:

-       where the source states ‘0% Excl Base’ and the Extraction File Value states ‘SVR’;

-       where the source states ‘TSFR-2YR’ and the Extraction File states ‘TEMP FIXED ARA’; and

-       where the source states ‘FIXED’ and the Extraction File states ‘F2V’.

			IT System	None

HL/GP/UK010450	11

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

11	Current Interest Rate	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None
12	Current Interest Rate Margin	Loan

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the IT System.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, check the data attribute to IT System Extracts entitled ‘New Reconciliation - 20251031.xlsx’ or ‘New Reconciliation - 20251031 (Part 2).xlsx’ provided by the mortgage servicer.

As instructed by the Data AUP Letter Recipients, for Pepper - Commercial loans, check the data attribute to IT System Extracts entitled ‘Penryn (Bardello ARM) - Daily Portfolio Report - 31OCT2025.xlsx’ or ‘Penryn (Omni ARM) - Reconciliation - 31OCT2025.xlsx’ or ‘Penryn (Tara ARM) - Reconciliation - 31OCT2025.xlsx’ provided by the mortgage servicer.

				IT System / IT System Extracts (See Procedure wording)	None

HL/GP/UK010450	12

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

13	Repayment Method	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None
14	Next Payment Due	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, this procedure was performed with reference to the November 2025 payment due.

				IT System	None
15	Property Type	Collateral

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, the following results should not be marked as a difference:

-       where the Extraction File states ‘RES- APARTMENT’ and the source states ‘Purpose- built flat’;

-       where the Extraction File states ‘RES- MID-TERRACE HOUSE’ and the source states ‘Terraced House’;

-       where the Extraction File states ‘RES-END-TERRACE HO’SE’ and the source states ‘End-of-Terrace House’; and

-       where the Extraction File states ‘Other’ and the source states ‘Suite’.

				IT System	None

HL/GP/UK010450	13

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

16	Original Valuation Amount	Collateral

For each item in the Sample serviced by Pepper, check if the data attribute per the Extraction File matches the IT System.

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the system extract file entitled ‘Penryn Property tape.xlsx’

			IT System / Penryn Property tape.xlsx	None
17	Original Valuation Date	Collateral

For each item in the Sample serviced by Pepper, check if the data attribute per the Extraction File matches the IT System.

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the system extract file entitled ‘Penryn Property tape.xlsx’

			IT System / Penryn Property tape.xlsx	None
18	Original Valuation Type	Collateral

For each item in the Sample serviced by Pepper, check if the data attribute per the Extraction File matches the IT System.

For each item in the Sample serviced by Mars, check if the data attribute per the Extraction File matches the system extract file entitled ‘Penryn Property tape.xlsx’

			IT System / Penryn Property tape.xlsx	None

HL/GP/UK010450	14

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

18	Latest Restructure Type	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, where the IT System states ‘Recap’ and the Extraction File states ‘CAPITALISE ARREARS’ this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, only restructures with a ‘Committed’ status should be considered for the purpose of this procedure.

As instructed by the Data AUP Letter Recipients, for Pepper – Commercial loans, where the IT System states ‘5Y Interest & <50% Capital’ and the Extraction File states ‘REDUCED NMI’ this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, where there are multiple committed restructures applied against an account on the same day, we have checked that the data attribute for at least one matches the Extraction File.

			IT System	None

HL/GP/UK010450	15

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

19	Latest Restructure Date	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, for Pepper - Retail loans, only restructures with a ‘Committed’ status should be considered for the purpose of this procedure.

As instructed by the Data AUP Letter Recipients, where there are multiple committed restructures applied against an account on the same day, we have checked that the data attribute for at least one matches the Extraction File.

				IT System	None
20	Signatures	Loan	For each item in the Sample check that the source has been signed in the designated space by the borrower.	Loan Acceptance / Loan Offer / Alternative Payment Arrangement Letter	None
21	Payment Made (last 3 months)	Loan

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, this procedure should be performed with reference to payments made between August 2025 – October 2025.

				IT System	None

HL/GP/UK010450	16

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

22	Legal Charge	Collateral

For each item in the Sample serviced by Pepper, check if ‘PEPPER FINANCE CORPORATION (IRELAND) DESIGNATED ACTIVITY COMPANY’ are described as having the first charge over the property.

For each item in the Sample serviced by Mars, check if ‘MARS CAPITAL FINANCE IRELAND DESIGNATED ACTIVITY COMPANY’ are described as having the first charge over the property.

				Land registry / Registry of Deeds (RoD) search / Legal charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	None
23	Repayment Frequency	Loan	For each item in the Sample check if the data attribute per the Extraction File matches the source.	IT System	None

Notes in relation to the manner of reporting certain findings

1)	Reporting the findings

Where a data attribute contained in the Extraction File for an individual mortgage loan does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

2)	Statistical interpretation

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

HL/GP/UK010450	17

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of Irish mortgage loans proposed to be the subject of a securitisation 23 April 2026

Primary calculation:

(i)	Calculation to be based on the total number of items in the Sample.

(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Sample after subtracting the number of items with missing sources.

(iv)	Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Seller or the relevant mortgage portfolio servicer has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

HL/GP/UK010450	18

Document Classification - KPMG Confidential

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
129	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	D	Name mismatch
190	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	D	Name mismatch
371	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	D	Name mismatch
184	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	D	Name mismatch
146	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	D	Address mismatch
176	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	D	Address mismatch
204	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	D	Address mismatch
282	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	D	Address mismatch
333	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	D	Address mismatch
2	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
51	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
64	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
133	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
184	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
353	Procedure 3b	Property Address	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Property Address per the Source match the IT System?	D	Address mismatch
4	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/03/2005	D	19/10/2005
6	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	13/08/2002	D	07/02/2008
11	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	05/01/2007	D	05/07/2006
37	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	04/04/2005	D	01/11/2005
51	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	04/03/2008	D	09/10/2002
60	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	21/07/2008	D	01/03/2000
213	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/04/2005	D	21/11/2007
239	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/05/2006	D	01/04/2003
240	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/05/2004	D	12/03/2003
244	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	27/05/2005	D	26/04/2004
307	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	08/01/2008	D	10/02/2006
313	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/04/2014	D	12/04/2006
350	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/03/2014	D	24/07/2006
368	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	23/08/2004	D	18/08/2003
390	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	16/02/2006	D	06/01/2005
51	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	189,975.00	D	141,000.00
55	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	265,000.00	D	208,000.00
60	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	134,442.00	D	53,000.00
96	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	107,250.00	D	131,560.00
101	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	438,000.00	D	670,000.00

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
105	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	153,822.00	D	211,000.00
117	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	240,000.00	D	250,000.00
118	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	209,204.18	D	381,800.00
139	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	190,000.00	D	200,000.00
148	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	147,200.00	D	145,000.00
149	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	270,750.00	D	270,881.49
189	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	113,517.12	D	94,000.00
202	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	76,000.00	D	80,000.00
214	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	137,785.00	D	32,000.00
216	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	60,284.00	D	65,000.00
241	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	144,716.00	D	169,280.00
242	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	206,993.68	D	100,000.00
248	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	149,036.13	D	40,000.00
252	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	38,000.00	D	102,000.00
306	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	150,000.00	D	125,000.00
311	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	158,636.00	D	196,000.00
313	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	37,364.00	D	196,000.00
350	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	381,940.31	D	391,500.00
361	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	215,000.00	D	212,000.00
363	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	83,000.00	D	96,000.00
388	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	576,999.20	D	700,000.00
390	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	110,000.00	D	178,000.00
420	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	20,489.00	D	33,000.00
30	Procedure 10	Current Interest Rate Type	IT System	ECB	D	Fixed
316	Procedure 10	Current Interest Rate Type	IT System	0% (WAREHOUSE)	D	Fixed
379	Procedure 10	Current Interest Rate Type	IT System	0% (NON-WAREHOUSE)	D	Fixed
11	Procedure 11	Current Interest Rate	IT System	1.25	D	3.40%
12	Procedure 11	Current Interest Rate	IT System	1.25	D	3.40%
14	Procedure 11	Current Interest Rate	IT System	1.1	D	3.25%
25	Procedure 11	Current Interest Rate	IT System	1.45	D	3.60%
30	Procedure 11	Current Interest Rate	IT System	3.05	D	0.00%
250	Procedure 14	Next Payment Due	IT System	407.59	D	427.78
3	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payments made in last 3 months
30	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payments made in last 3 months
47	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payment made in last 3 months
169	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payment made in last 3 months
213	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payment made in last 3 months
316	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payment made in last 3 months
397	Procedure 21	Payment Made (last 3 months)	IT System	Has a payment been made within the last 3 months?	D	No payment made in last 3 months
10	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
64	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
133	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
169	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
251	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
353	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
376	Procedure 22	Legal Charge	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does Pepper Finance Corporation (Ireland) DAC hold the first charge?	D	Pepper does not hold first charge
56	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
62	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	KBC Bank	MS	Missing source
97	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
127	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
169	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
187	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
194	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
199	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
207	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
219	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
221	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
223	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
228	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
234	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
256	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
271	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
277	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
330	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
342	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
354	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
375	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
378	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing source
381	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Ulster Bank	MS	Missing from source
413	Procedure 1	Originator	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Bank of Ireland	MS	Missing source
57	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
62	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
127	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
169	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
187	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
199	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
207	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
234	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
256	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
264	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
267	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
270	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
330	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
334	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
343	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
378	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
379	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
413	Procedure 2a	Borrower Name	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing source
1	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
2	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
9	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
21	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
23	Procedure 2b	Borrower Name	Land Registry / Register of Deeds (RoD) search / Legal Charge / Folio / Irish Law Deed of Conveyance & Assignment (Unregistered Property)	Does the Borrower(s) Name per the Source match the IT System?	MS	Missing from source
57	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
62	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
97	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
127	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
169	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
199	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
207	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
219	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
221	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
223	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
234	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
256	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
264	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
267	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
270	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
330	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
334	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
342	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
343	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
375	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing from source
378	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
413	Procedure 3a	Property Address	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Does the Property Address per the Source match the IT System?	MS	Missing source
56	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	13/05/2008	MS	Missing from source
62	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	29/04/2004	MS	Missing source
127	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	09/05/2014	MS	Missing source
169	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	21/08/2003	MS	Missing source
171	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	26/06/2008	MS	Missing from source
175	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	13/06/2006	MS	Missing source
187	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/02/2003	MS	Missing from source
194	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/12/2003	MS	Missing from source
199	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	18/12/1998	MS	Missing source
207	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	23/03/2000	MS	Missing source
219	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/12/2005	MS	Missing from source
221	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/01/2006	MS	Missing from source
223	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/08/2001	MS	Missing from source
228	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/09/2007	MS	Missing from source
234	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/05/2006	MS	Missing source
256	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/01/2007	MS	Missing source
271	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/05/2006	MS	Missing from source
277	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/04/2006	MS	Missing from source
330	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/06/2007	MS	Missing source
342	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/03/2008	MS	Missing from source
354	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	16/08/2005	MS	Missing from source
375	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/10/2004	MS	Missing from source
378	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/11/2004	MS	Missing source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
379	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/02/2014	MS	Missing source
381	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	01/02/2005	MS	Missing from source
413	Procedure 5b	Orignation Date	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	27/07/2006	MS	Missing source
56	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	163,790.00	MS	Missing from source
57	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	88,882.00	MS	Missing source
62	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	180,000.00	MS	Missing source
97	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	240,000.00	MS	Missing from source
107	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	190,000.00	MS	Missing from source
108	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	250,000.00	MS	Missing from source
127	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	126,674.00	MS	Missing source
141	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	250,000.00	MS	Missing from source
169	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	132,480.00	MS	Missing source
175	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	190,000.00	MS	Missing source
187	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	40,000.00	MS	Missing from source
194	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	87,060.40	MS	Missing from source
195	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	269,500.00	MS	Missing from source
199	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	71,740.00	MS	Missing source
207	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	139,671.00	MS	Missing source
219	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	40,000.00	MS	Missing from source
221	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	42,000.00	MS	Missing from source
223	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	148,559.36	MS	Missing from source
228	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	162,438.28	MS	Missing from source
234	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	64,000.00	MS	Missing source
239	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	62,958.07	MS	Missing source
256	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	234,000.00	MS	Missing source
258	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	41,872.00	MS	Missing from source
264	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	300,000.00	MS	Missing from source
267	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	220,000.00	MS	Missing from source
270	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	195,000.00	MS	Missing source
271	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	20,000.00	MS	Missing from source
273	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	157,000.00	MS	Missing from source
277	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	49,854.00	MS	Missing from source
305	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	164,000.00	MS	Missing from source
307	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	202,870.00	MS	Missing from source
330	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	282,000.00	MS	Missing source
334	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	121,000.00	MS	Missing from source
342	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	195,000.00	MS	Missing from source
343	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	153,000.00	MS	Missing from source
354	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	130,000.00	MS	Missing from source
375	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	155,000.00	MS	Missing from source
378	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	140,000.00	MS	Missing source
379	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	43,334.78	MS	Missing source
381	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	110,000.00	MS	Missing from source
413	Procedure 6b	Origination Balance	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	315,000.00	MS	Missing source
10	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
12	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
15	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
17	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
25	Procedure 15	Property Type	IT System	RES-SEMI-DETACHED HOUSE	MS	Missing from source
28	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
29	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
30	Procedure 15	Property Type	IT System	RES-DETACHED HOUSE	MS	Missing from source
62	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
127	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
169	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
187	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing from source
199	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
207	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
228	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing from source
234	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
256	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
271	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing from source
330	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
341	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
370	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
378	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
379	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source
413	Procedure 20	Signatures	Loan Acceptance / Loan Offer / Alternative Repayment Arrangement Letter	Has the Source document been signed by the Borrower(s)?	MS	Missing source